Document and Entity Information	12 Months Ended
Feb. 25, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 10, 2012
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Dec 10, 2012
Document Effective Date	Feb 25, 2013
Prospectus Date	Feb 25, 2013

INVESTORS VARIABLE NAV MONEY MARKET FUND
INVESTORS VARIABLE NAV MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high -quality money market instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTORS VARIABLE NAV MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INVESTORS VARIABLE NAV MONEY MARKET FUND
Management Fees		0.25%
Other Expenses	[1]	0.25%
Administration Fees		0.10%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses		0.50%
Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
INVESTORS VARIABLE NAV MONEY MARKET FUND	36	145

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including, but not limited to:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments that are of high-quality;
  Asset-backed securities, asset-backed commercial paper and structured notes;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund’s investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities. As a result, investments in structured securities may adversely affect the Fund’s NAV. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund been in operation for less than one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Feb 25, 2013
INVESTORS VARIABLE NAV MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INVESTORS VARIABLE NAV MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high -quality money market instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing in a broad range of high-quality, U.S. dollar-denominated government, bank and commercial obligations that are available in the money markets, including, but not limited to:
  Obligations of U.S. banks (including obligations of foreign branches of such banks);
  Obligations of foreign commercial banks;
  Commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other issuers;
  Corporate bonds, notes, paper and other instruments that are of high-quality;
  Asset-backed securities, asset-backed commercial paper and structured notes;
  Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises and custodial receipts with respect thereto;
  Securities issued or guaranteed by one or more foreign governments or political subdivisions, agencies or instrumentalities;
  Repurchase agreements; and
  Municipal securities issued or guaranteed by state or local governmental bodies.
The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

STRUCTURED SECURITIES RISK is the risk that loss may result from the Fund’s investments in structured securities. Structured securities may be more volatile, less liquid and more difficult to price accurately than less complex securities. As a result, investments in structured securities may adversely affect the Fund’s NAV. In some cases it is possible that the Fund may suffer a total loss on its investment in a structured security.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

FOREIGN SECURITIES RISK is the risk that a foreign security, even if it is a U.S. dollar-denominated foreign security, could lose value as a result of political, financial and economic events in foreign countries, less stringent foreign securities regulations and accounting and disclosure standards or other factors.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund been in operation for less than one calendar year.
INVESTORS VARIABLE NAV MONEY MARKET FUND | INVESTORS VARIABLE NAV MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	145

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
Management Fees		0.25%
Other Expenses	[1]	0.25%
Administration Fees		0.10%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses		0.50%
Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND	36	145

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include, but are not limited to:
  Fixed, variable and floating rate notes and similar debt instruments;
  Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);
  Tax-exempt commercial paper;
  Municipal bonds, notes, paper or other instruments; and
  Municipal bonds and notes that are guaranteed as principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax and alternative minimum tax. Under normal circumstances, it’s the Fund’s policy not to invest in alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), using them only during temporary defensive periods or when non-AMT obligations are unavailable. AMT obligations pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. To the extent that the Fund invests in AMT obligations, a portion of the Fund’s dividends may be subject to federal income tax for shareholders subject to AMT.

The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During temporary defensive periods, all or any portion of the Fund’s assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of investments such as U.S. dollar-denominated government, bank and commercial obligations and repurchase agreements. Cash assets are not income-generating and therefore would impact the Fund’s current yield. The Fund may not achieve its investment objective when this temporary defensive strategy is used.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Feb 25, 2013
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax by investing primarily in municipal instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	”Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include, but are not limited to:
  Fixed, variable and floating rate notes and similar debt instruments;
  Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);
  Tax-exempt commercial paper;
  Municipal bonds, notes, paper or other instruments; and
  Municipal bonds and notes that are guaranteed as principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.
Except in extraordinary circumstances, at least 80% of the Fund’s net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax and alternative minimum tax. Under normal circumstances, it’s the Fund’s policy not to invest in alternative minimum tax (“AMT”) obligations (also known as “private activity bonds”), using them only during temporary defensive periods or when non-AMT obligations are unavailable. AMT obligations pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. To the extent that the Fund invests in AMT obligations, a portion of the Fund’s dividends may be subject to federal income tax for shareholders subject to AMT.

The Fund is managed in accordance with Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During temporary defensive periods, all or any portion of the Fund’s assets may be held uninvested or invested in taxable instruments. Taxable investments may consist of investments such as U.S. dollar-denominated government, bank and commercial obligations and repurchase agreements. Cash assets are not income-generating and therefore would impact the Fund’s current yield. The Fund may not achieve its investment objective when this temporary defensive strategy is used.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND | INVESTORS VARIABLE NAV AMT-FREE MUNICIPAL MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	145

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Management Fees		0.25%
Other Expenses	[1]	0.25%
Administration Fees		0.10%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses		0.50%
Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND	36	145

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”)and repurchase agreements backed by such securities;
  Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”) or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities; and
  Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Feb 25, 2013
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”)and repurchase agreements backed by such securities;
  Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”) or by its agencies, instrumentalities or sponsored enterprises, and repurchase agreements backed by such securities; and
  Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 (“Rule 2a-7”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund makes significant investments in securities issued by U.S. government-sponsored entities. Such securities are neither issued nor guaranteed by the U.S. Treasury. Under unusual circumstances, as when appropriate U.S. government securities and repurchase agreements backed by such securities are unavailable, the Fund may also invest in cash equivalents, including money market funds.

While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

U.S. GOVERNMENT SECURITIES RISK is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND | INVESTORS VARIABLE NAV U.S. GOVERNMENT MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	145

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, Inc. (the "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
Management Fees		0.25%
Other Expenses	[1]	0.25%
Administration Fees		0.10%
Transfer Agency Fees		0.10%
Other Operating Expenses		0.05%
Total Annual Fund Operating Expenses		0.50%
Expense Reimbursement	[2]	0.15%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.35%
[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, N.A. ("NTI" or "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND	36	145

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);
  Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”);
  Repurchase agreements with counterparties collateralized fully by Treasury Obligations or Government Obligations; and
  Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 (“Rule 2a-7”) Investment Company Act of 1940, as amended (the “1940 Act”).
While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Such a strategy may be deemed advisable during periods where the interest rate on newly issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
PRINCIPAL RISKS
INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Feb 25, 2013
INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing primarily in U.S. Treasury securities, securities guaranteed as to principal and interest by the U.S. government, and related repurchase agreements. THE FUND HAS A VARIABLE NET ASSET VALUE (“NAV”). UNLIKE A TRADITIONAL MONEY MARKET FUND, THE FUND WILL NOT USE THE AMORTIZED COST METHOD OF VALUATION AND DOES NOT SEEK TO MAINTAIN A STABLE SHARE PRICE OF $1.00. AS A RESULT, THE FUND’S SHARE PRICE, WHICH IS ITS NAV, WILL VARY AND REFLECT THE EFFECTS OF UNREALIZED APPRECIATION AND DEPRECIATION AND REALIZED LOSSES AND GAINS.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal circumstances, substantially all (and at least 80%) of its net assets in:
  Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”);
  Securities guaranteed as to principal and interest by the U.S. government (“Government Obligations”);
  Repurchase agreements with counterparties collateralized fully by Treasury Obligations or Government Obligations; and
  Shares of other money market portfolios of regulated investment companies that i) limit investments to U.S. Treasury Obligations, Government Obligations, and related repurchase agreements, and ii) determine NAVs based on Rule 2a-7 (“Rule 2a-7”) Investment Company Act of 1940, as amended (the “1940 Act”).
While the Fund expects to invest predominantly in the securities listed above, it also may invest in other “Eligible Securities” as defined by the Securities and Exchange Commission. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow a Fund to demand payment from, an issuer with those ratings.

Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees.

The Fund is managed in accordance with Rule 2a-7. Rule 2a-7 imposes strict requirements on the investment quality, maturity, and diversification of the Fund’s investments. Accordingly, the Fund’s investments must have a remaining maturity of no more than 397 days, and must be high quality. In addition, the Fund must maintain a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less, without regard to interest rate resets. The Fund also maintains certain minimum standards regarding daily and weekly liquid assets, and limitations on the purchase of illiquid holdings, as required by Rule 2a-7.

The Investment Adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, some portion of the Fund’s total net assets may be uninvested. In such cases, a portion of the Fund’s assets may be held in cash in the Fund’s custody account. Such a strategy may be deemed advisable during periods where the interest rate on newly issued U.S. Treasury securities is extremely low, or where no interest rate is paid at all. In such cases, the Fund’s assets may be held in cash in the Fund’s custody account. Cash assets are not income-generating and therefore would impact the Fund’s current yield. During this time, the Fund may not achieve its investment objective.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity’s failure to fulfill its obligations could cause the Fund’s investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the investment management team may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

MARKET RISK is the risk that the market values of fixed-income securities owned by the Fund may decline, at times sharply and unpredictably.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. It is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	It is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has been in operation for less than one calendar year.
INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND | INVESTORS VARIABLE NAV TREASURY MONEY MARKET FUND
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Transfer Agency Fees	rr_Component2OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	36
3 Years	rr_ExpenseExampleYear03	145

[1]	"Other Expenses" are estimated for the current fiscal year since the Fund has not commenced operations as of the date of this Prospectus.
[2]	Northern Trust Investments, N.A. ("NTI" or "Investment Adviser") has contractually agreed to reimburse certain expenses of the Fund (excluding acquired fund fees and expenses; a portion of the compensation paid to each Trustee who is not an officer, director or employee of Northern Trust Corporation or its subsidiaries; expenses related to third-party consultants engaged by the Board of Trustees of the Trust; membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; extraordinary expenses; and interest, if any) to the extent the "Total Annual Fund Operating Expenses After Reimbursement" exceed 0.35%. This contractual limitation may not be terminated before [ , 201 ] without the approval of the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Feb 25, 2013
Document Creation Date	dei_DocumentCreationDate	Dec 10, 2012